Leases - Summary of Detailed Information About Amounts Recognized In Profit of Loss (Detail) - 12 months ended Dec. 31, 2019 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Disclosure Of Detailed Information About Lease Cost [Line Items]
Depreciation charge for right-of-use assets	¥ 40,958	$ 5,781
Interest expenses on lease liabilities	2,918	412
Expenses relating to short-term leases (included in selling, general and administrative costs and research and development cost)	14,341	2,024
Total amount recognized in profit or loss	¥ 58,217	$ 8,217